Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Central Index Key	0000730044
Amendment Flag	false
Document Creation Date	Apr. 28, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Morgan Stanley US Government Securities Trust | A
Risk/Return:
Trading Symbol	USGAX
Morgan Stanley US Government Securities Trust | B
Risk/Return:
Trading Symbol	USGBX
Morgan Stanley US Government Securities Trust | L
Risk/Return:
Trading Symbol	USGCX
Morgan Stanley US Government Securities Trust | I
Risk/Return:
Trading Symbol	USGDX